Accrued expenses and other payables	12 Months Ended
Mar. 31, 2014
Accrued expenses and other payables
Accrued expenses and other payables

12                                  Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

		March 31,
	Note	2013	2014	2014
		RMB	RMB	US$

Insurance premiums received on behalf of an insurance company	(i)	12,411	15,292	2,460
Other taxes payables		1,616	3,927	632
Accrued salaries, bonus and welfare expenses		17,828	23,005	3,701
Accrued consultancy and professional fees		7,770	3,599	579
Payable for convertible notes interests	(ii)	26,639	26,188	4,213
Payable for debt issuance costs		3,242	—	—
Payable for property, plant and equipment	(iii)	—	15,969	2,569
Other payables	(iv)	14,500	14,579	2,344
Total accrued expenses and other payables		84,006	102,559	16,498

Notes:

(i)                 The Group has an agreement with an insurance company under which the Group is granted the authority to collect insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled in the insurance scheme offered by the insurance company. The insurance premiums amount collected and payable over one year are recorded in other non-current liabilities in the consolidated balance sheets.

(ii)               The payable for convertible notes interests represents the interest accrued based on coupon interest rate of 7% of outstanding principle of convertible notes, which is to be settled annually on April 27 (Note 14).

(iii)              Payable for property, plant and equipment related to the amount payable for the development and renovation of the newly purchased properties (Note 6).

(iv)             Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other operating procurement payables.